Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Material Related Party Transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.

Name of party	Relationship
Mr. Zhao Jishuang	A major shareholder of the Company
Mr. Guo Yupeng	A major shareholder of the Company
Mr. Peng Siguang	A major shareholder of the Company
Met Chain Co., Limited	An associate company of the company

Schedule of Transactions with Related Parties	Major transactions with related parties
	For the years Ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000

Advances from related parties
- Mr. Zhao Jishuang	1,469	-	431
- Mr. Peng Siguang	-	-	10
- Mr. Guo Yupeng	290	-	-
- Met Chain Co.,Limited	2,042	-	-
Total	3,801	-	441

	For the years Ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000

Repayment of advances from related parties
- Mr. Zhao Jishuang	1,485	2,455	2,383
- Mr. Peng Siguang	-	-	10
- Mr. Guo Yupeng	-	-	290
- Met Chain Co., Limited	-	228	1,814
Total	1,485	2,683	4,497

	For the years Ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000

Advances to related parties
- Mr. Guo Yupeng	-	-	12
- Met Chain Co., Limited	-	-	188
Total	-	-	200
Balances with related parties
	As of December 31,	As of December 31,
	2023	2024
	USD’000	USD’000
Amounts due to related parties
Current
- Mr. Guo Yupeng	290	-
- Mr. Zhao Jishuang	1,952	-
- Met Chain Co., Limited	1,814	-
Total	4,056	-

	As of December 31,	As of December 31,
	2023	2024
	USD’000	USD’000
Amounts due from related parties
Current
- Mr. Guo Yupeng	-	12
- Met Chain Co., Limited	-	188
Total	-	200